INVENTORIES - Analysis of inventories (Details) - TRY (₺) ₺ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
INVENTORIES
Trade goods	₺ 1,788,247	₺ 2,876,246
Subsequently returned goods included in inventory	13,663	12,779
Cost
INVENTORIES
Trade goods	1,822,418	2,920,987
Accumulated impairment
INVENTORIES
Trade goods	₺ (34,171)	₺ (44,741)	₺ (38,019)